Accounts receivable (Tables)	12 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable

	As at September 30, 2024	As at September 30, 2023
	$	$
Trade (Note 32)	1,117,712	1,152,880
Tax credits and R&D tax credits	149,955	157,668
Other	130,735	114,569
	1,398,402	1,425,117